Post-Employment and Other Long-Term Employees Benefits - Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 32	$ 28	$ 33
Interest cost	36	35	27
Expected return on plan assets	(29)	(24)	(23)
Amortization of actuarial net loss (gain)	8	6	6
Amortization of prior service cost	0	1	1
Effect of settlement	0	1	0
Net periodic benefit cost	47	47	44
Other Long-Term Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	23	17	17
Interest cost	3	3	1
Expected return on plan assets	0	0	0
Amortization of actuarial net loss (gain)	1	(2)	(14)
Amortization of prior service cost	0	0	0
Effect of settlement	0	0	0
Net periodic benefit cost	$ 27	$ 18	$ 4